RELATED PARTIES - Compensation to directors and senior managers of the company (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)
Disclosure of transactions between related parties
Short-term employee benefits	$ 33,000,000		$ 42,000,000		$ 37,000,000
Long-term employee benefits	0		1,000,000		0
Share-based payments	0		1,000,000		0
Termination benefits	2,000,000		1,000,000		4,000,000
Total compensation to directors and senior management	35,000,000		45,000,000		$ 41,000,000
Retainer	2,057,594	€ 1,744,166	1,821,155	€ 1,615,000
Committees	249,743	211,700	156,930	139,166
Other compensation	19,170	16,250	1,723,785	1,528,652
Total	2,326,507	1,972,116	3,701,870	3,282,818
Group CEO Ursula Burns
Disclosure of transactions between related parties
Total compensation to directors and senior management	5,553,317	4,707,547	0	0
Base salary (incl. holiday pay)	5,429,871	4,602,902	0	0
Other	123,446	104,645	0	0
Group CEO Jean Yves Charlier
Disclosure of transactions between related parties
Share-based payments	0	0	800,249	709,661
Termination benefits	1,581,076	1,340,278	0	0
Total compensation to directors and senior management	13,506,958	11,449,848	8,374,579	7,426,577
Base salary (incl. holiday pay)	2,244,426	1,902,600	2,819,125	2,500,000
Annual incentive	9,104,518	7,717,900	4,651,556	4,125,000
Other	576,938	489,070	103,649	91,916
Group CFO Trond Westlie
Disclosure of transactions between related parties
Total compensation to directors and senior management	1,945,273	1,649,008	428,958	380,400
Base salary (incl. holiday pay)	1,769,494	1,500,000	422,869	375,000
Annual incentive	150,186	127,313	0	0
Other	25,593	21,695	6,089	5,400
Group CFO Andrew Davies
Disclosure of transactions between related parties
Termination benefits	0	0	281,912	250,000
Total compensation to directors and senior management	0	0	6,966,105	6,177,543
Base salary (incl. holiday pay)	0	0	1,268,606	1,125,000
Annual incentive	0	0	3,967,405	3,518,295
Other	0	0	1,448,182	1,284,248
Group COO Kjell Johnsen
Disclosure of transactions between related parties
Total compensation to directors and senior management	1,764,117	1,495,442	0	0
Base salary (incl. holiday pay)	1,681,019	1,425,000	0	0
Other	83,098	70,442	0	0
Group General Counsel Scott Dresser
Disclosure of transactions between related parties
Total compensation to directors and senior management	3,027,865	2,566,721	2,180,263	1,933,458
Base salary (incl. holiday pay)	1,454,917	1,233,333	1,043,076	925,000
Annual incentive	478,824	405,899	1,102,021	977,272
Other	1,094,124	927,489	35,166	31,186
Guillaume Bacuvier
Disclosure of transactions between related parties
Retainer	123,869	105,000	0	0
Committees	24,774	21,000	0	0
Total	148,643	126,000	0	0
Osama Bedier
Disclosure of transactions between related parties
Retainer	123,869	105,000	0	0
Committees	12,387	10,500	0	0
Total	136,256	115,500	0	0
Ursula Burns
Disclosure of transactions between related parties
Retainer			491,896	436,213
Committees			14,096	12,500
Other compensation			1,711,209	1,517,500
Total			2,217,201	1,966,213
Stan Chudnovsky
Disclosure of transactions between related parties
Retainer	172,039	145,833	218,672	193,918
Total	172,039	145,833	218,672	193,918
Mikhail Fridman
Disclosure of transactions between related parties
Retainer	47,188	40,000	45,106	40,000
Total	47,188	40,000	45,106	40,000
Gennady Gazin
Disclosure of transactions between related parties
Retainer	294,925	250,000	218,818	194,048
Committees	77,270	65,500	62,021	55,000
Other compensation			5,364	4,757
Total	372,195	315,500	286,203	253,805
Andrei Gusev
Disclosure of transactions between related parties
Retainer	47,188	40,000	45,106	40,000
Total	47,188	40,000	45,106	40,000
Gunnar Holt
Disclosure of transactions between related parties
Retainer	294,925	250,000	151,049	133,950
Committees	58,985	50,000	23,492	20,833
Total	353,910	300,000	174,541	154,783
Sir Julian Horn-Smith
Disclosure of transactions between related parties
Retainer	294,925	250,000	218,818	194,048
Committees	12,387	10,500
Other compensation			5,802	5,145
Total	307,312	260,500	224,620	199,193
Nils Katla
Disclosure of transactions between related parties
Retainer			41,346	36,666
Total			41,346	36,666
Jørn P. Jensen
Disclosure of transactions between related parties
Retainer	192,684	163,333	220,498	195,538
Committees			33,829	30,000
Total	192,684	163,333	254,327	225,538
Robert Jan van de Kraats
Disclosure of transactions between related parties
Retainer	123,869	105,000	0	0
Committees	14,864	12,600	0	0
Other compensation	0	0	0	0
Total	138,733	117,600	0	0
Guy Laurence
Disclosure of transactions between related parties
Retainer	294,925	250,000	124,740	110,619
Committees	49,076	41,600	23,492	20,833
Other compensation	19,170	16,250	1,410	1,250
Total	363,171	307,850	149,642	132,702
Alexander Pertsovsky
Disclosure of transactions between related parties
Retainer	47,188	40,000	0	0
Committees	0	0	0	0
Other compensation	0	0	0	0
Total	47,188	€ 40,000	0	0
Alexey M. Reznikovich
Disclosure of transactions between related parties
Retainer			45,106	40,000
Total			45,106	€ 40,000
LTI Plan
Disclosure of transactions between related parties
Total target amount granted under the plan	107,000,000		127,000,000
Total carrying value of obligation under Plan	35,000,000		58,000,000
Share based payment expenses included in selling, general and administrative expenses	$ 18,000,000		$ 43,000,000
January 1, 2015 to June 30, 2018 | LTI Plan
Disclosure of transactions between related parties
Key Management Personnel Compensation, Requisite Service Period	42 months	42 months
January 1, 2016 to June 30, 2019 | LTI Plan
Disclosure of transactions between related parties
Key Management Personnel Compensation, Requisite Service Period	42 months	42 months
January 1, 2017 to June 30, 2020 | LTI Plan
Disclosure of transactions between related parties
Key Management Personnel Compensation, Requisite Service Period	42 months	42 months
July 1, 2017 to December 31, 2020 | LTI Plan
Disclosure of transactions between related parties
Key Management Personnel Compensation, Requisite Service Period	42 months	42 months